Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Embedded in our risk management strategy, we maintain a cyber security program to identify and assess material risks to ensure the confidentiality, integrity and availability of our information assets and to ensure our IT systems operate effectively. Reporting to our Chief Financial Officer, our Chief
Information Security Officer (CISO) is responsible for our enterprise and cyber risk management program. A subject-matter expert with more than a decade of experience leading information security programs, our CISO is supported by a global team of security professionals. These security professionals focus on information security and evaluate our global processes and relevant cyber security threats. The severity and materiality of incidences are address through an incident reporting process and, if necessary, are escalated internally to senior management, who assess the need for public disclosure.
Our cyber security program includes appropriate testing and training, and we engage third parties in connection with such processes to ensure the effectiveness of our cyber security controls. Additionally, relevant third-party service providers are subject to cyber security review.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Embedded in our risk management strategy, we maintain a cyber security program to identify and assess material risks to ensure the confidentiality, integrity and availability of our information assets and to ensure our IT systems operate effectively. Reporting to our Chief Financial Officer, our Chief
Information Security Officer (CISO) is responsible for our enterprise and cyber risk management program. A subject-matter expert with more than a decade of experience leading information security programs, our CISO is supported by a global team of security professionals.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	The Managing Board is ultimately responsible for cyber security management, which is overseen by our Audit Committee, a committee of our Supervisory
Board. The CISO reports cyber security risks and incidents to the Audit
Committee. This reporting includes an update on cyber risk management, internal security awareness testing results, cyber incident response and planned improvements. In the event of a material incidence, the Audit Committee would be informed in a timely manner and kept updated regarding the mitigation and remediation of such an incidence. They would also be involved in the assessment of any public disclosure.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Managing Board is ultimately responsible for cyber security management, which is overseen by our Audit Committee, a committee of our Supervisory Board.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The CISO reports cyber security risks and incidents to the Audit
Committee. This reporting includes an update on cyber risk management, internal security awareness testing results, cyber incident response and planned improvements. In the event of a material incidence, the Audit Committee would be informed in a timely manner and kept updated regarding the mitigation and remediation of such an incidence. They would also be involved in the assessment of any public disclosure
Cybersecurity Risk Role of Management [Text Block]	Reporting to our Chief Financial Officer, our Chief Information Security Officer (CISO) is responsible for our enterprise and cyber risk management program.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Reporting to our Chief Financial Officer, our Chief
Information Security Officer (CISO) is responsible for our enterprise and cyber risk management program. A subject-matter expert with more than a decade of experience leading information security programs, our CISO is supported by a global team of security professionals. These security professionals focus on information security and evaluate our global processes and relevant cyber security threats.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Chief
Information Security Officer (CISO) is responsible for our enterprise and cyber risk management program. A subject-matter expert with more than a decade of experience leading information security programs
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The CISO reports cyber security risks and incidents to the Audit
Committee. This reporting includes an update on cyber risk management, internal security awareness testing results, cyber incident response and planned improvements. In the event of a material incidence, the Audit Committee would be informed in a timely manner and kept updated regarding the mitigation and remediation of such an incidence. They would also be involved in the assessment of any public disclosure.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true